Financial Instruments (Schedule of Additional Bank Lines of Credit) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Bank loans credit lines:
Drawn balances	$ 350,000	$ 350,000
Undrawn balances	128,681	108,865
Available line balance	$ 221,319	$ 241,135